May 3, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re: Van Eck Funds
    CIK No. 0000768847
    1940 Act File No. 811-4297
    Registration Statement File No. 2-97596

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 54 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 28, 2000.

Please address any comments or questions to the undersigned at (212) 293-2031.


                                                  Very truly yours,

                                                  Thomas Elwood